Business acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Nov. 27, 2020
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	$ 2,322,000	$ 1,933,000	$ 0
Goodwill	31,928,000	56,142,000	3,089,000
Netless
Business Combination, Consideration Transferred [Abstract]
Cash			3,150,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents			556,000
Accounts receivable			203,000
Prepayments and other current assets			24,000
Contract asset			15,000
Fixed assets			85,000
Intangible assets, net			213,000
Other non-current assets			850,000
Salary and welfare payable			(31,000)
Taxes payable and other accrued liabilities			(16,000)
Deferred tax liabilities			(53,200)
Total identifiable net assets acquired			911,000
Goodwill			3,089,000
Total purchase consideration			$ 4,000,000		$ 4,000,000.0
Deferred tax liability, period of recognition			5 years
Finite-lived intangible asset, useful life			5 years
Netless | General and Administrative Expense [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	42,600	42,600	$ 3,500
Acquisition Of Easemob [Member]
Business Combination, Consideration Transferred [Abstract]
Cash		53,350,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents		1,331,000
Accounts receivable		451,000
Prepayments and other current assets		704,000
Contract asset		705,000
Fixed assets		2,000
Intangible assets, net		8,155,000
Operating lease right-of-use assets		413,000
Other non-current assets		26,000
Accounts payable		(134,000)
Advances from customers		(6,710,000)
Salary and welfare payable		(2,863,000)
Taxes payable and other accrued liabilities		(200,000)
Operating lease liabilities		(363,000)
Deferred tax liabilities		(1,219,000)
Total identifiable net assets acquired		298,000
Goodwill		53,052,000
Total purchase consideration		$ 53,350,000		$ 53,400,000
Acquisition Of Easemob [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, net	$ 4,000,000.0
Finite-lived intangible asset, useful life	5 years
Acquisition Of Easemob [Member] | Accrued Expenses And Other Liabilities Current [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Business Combination, Contingent Consideration, Liability, Current	$ 4,600,000